Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Financial Instruments
The following table summarizes the terms of our derivative financial instruments as of December 31, 2024 (in thousands):

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap (1)	$100,000	1.50%	May 1, 2024	May 1, 2025
SOFR Cap (1)	$100,000	2.00%	July 1, 2024	July 1, 2025
SOFR Cap	$100,200	1.25%	December 30, 2024	July 1, 2025
SOFR Cap	$100,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap (2)	$200,000	5.50%	December 2, 2024	December 1, 2026
CORRA Swap (3)	$73,918	3.93%	March 7, 2024	March 7, 2027
Foreign Currency Forwards:
CAD Forward (3)	$2,800	1.4412	December 30, 2024	February 27, 2025
CAD Forward (3)	$136,746	1.3648	April 12, 2024	April 11, 2025
CAD Forward (3)	$3,300	1.4363	December 30, 2024	May 27, 2025
CAD Forward (3)	$3,500	1.4312	December 30, 2024	August 27, 2025
CAD Forward (3)	$3,300	1.4261	December 30, 2024	November 28, 2025

(1)	We deferred payment on this SOFR cap until its maturity.
(2)	We deferred payment on this SOFR cap until January 2, 2025, at which point, monthly payments became due on the first of each month until the date of its maturity.
(3)	Notional amounts shown are denominated in CAD.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2023 (in thousands):

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 1, 2025
Foreign Currency Forwards:
CAD Forward (1)	$30,000	1.3782	November 16, 2023	January 16, 2024
CAD Forward (1)	$132,350	1.3273	July 5, 2023	April 12, 2024

(1)	Notional amounts shown are denominated in CAD.

Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets

The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of December 31, 2024 and 2023 (in thousands):

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	December 31, 2024		December 31, 2023
Interest Rate Derivatives
Other assets	$1,523		$3,485
Accounts payable and accrued liabilities (1)	$6,591	(1)	$—
Foreign Currency Hedges
Other assets	$4,667		$—
Accounts payable and accrued liabilities	$39		$985

(1)
Included herein is approximately $8.2 million in deferred payments on certain of our SOFR interest rate caps, as well as the fair value of the related SOFR interest rate cap, along with the fair value of our CORRA swap.

Summary of Effect of Derivative Financial Instruments on Consolidated Statements of Operations
The following tables present the effect of our derivative financial instruments on our consolidated statements of operations for the periods presented (in thousands):

	Gain (loss) recognized in OCI for the year ended December 31,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the year ended December 31,
Type	2024	2023		2024	2023	2022
Interest Rate Swaps	$(1,011)	$—	Interest expense	$247	$51	$(305)
Interest Rate Caps	294	410	Interest expense	1,642	3,953	(140)
CAD Foreign Currency Forwards	3,617	(1,066)	N/A	—	—	—

	$2,900	$(656)		$1,889	$4,004	$(445)